Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Schedule of Detailed Information About Loss Income Allocated To Holders Of Ordinary Shareholders Explanatory
	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	66,274	597,673	(235,978)

Schedule of Detailed Information About Number Of Ordinary Shares Explanatory
	For the year ended December 31
	2025	2024	2023
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,145	52,713	53,360